Davis New York Venture Fund

April 30, 2023

THE EQUITY SPECIALISTS

DAVIS NEW YORK VENTURE FUND	Schedule of Investments
April 30, 2023 (Unaudited)

	Shares/Units	Value
COMMON STOCK – (97.34%)
COMMUNICATION SERVICES – (12.91%)
Media & Entertainment – (12.91%)
Alphabet Inc., Class A *	1,204,710	$129,313,571
ASAC II L.P. *(a)(b)	4,156,451	4,154,373
IAC Inc. *	721,340	37,343,772
Liberty TripAdvisor Holdings, Inc., Series A *	153,836	109,224
Meta Platforms, Inc., Class A *	2,423,057	582,309,058
	Total Communication Services	753,229,998
CONSUMER DISCRETIONARY – (9.17%)
Consumer Discretionary Distribution & Retail – (9.17%)
Amazon.com, Inc. *	3,112,700	328,234,215
Coupang, Inc., Class A (South Korea)*	3,038,887	50,931,746
JD.com, Inc., Class A, ADR (China)	1,163,289	41,552,683
Naspers Ltd. - N (South Africa)	68,649	12,238,793
Prosus N.V., Class N (Netherlands)	1,361,381	101,812,217
	Total Consumer Discretionary	534,769,654
CONSUMER STAPLES – (1.19%)
Food, Beverage & Tobacco – (1.19%)
Darling Ingredients Inc. *	1,159,809	69,089,822
	Total Consumer Staples	69,089,822
FINANCIALS – (48.40%)
Banks – (19.76%)
Danske Bank A/S (Denmark)*	7,800,187	164,375,291
DBS Group Holdings Ltd. (Singapore)	7,191,195	176,876,397
JPMorgan Chase & Co.	1,330,914	183,985,551
U.S. Bancorp	5,829,390	199,831,489
Wells Fargo & Co.	10,759,482	427,689,410
		1,152,758,138
Financial Services – (20.59%)
Capital Markets – (5.23%)
Bank of New York Mellon Corp.	4,229,007	180,113,408
Julius Baer Group Ltd. (Switzerland)	1,749,640	124,726,812
		304,840,220
Consumer Finance – (6.55%)
American Express Co.	240,601	38,818,565
Capital One Financial Corp.	3,527,843	343,259,124
		382,077,689
Financial Services – (8.81%)
Berkshire Hathaway Inc., Class A *	1,022	513,943,340
		1,200,861,249
Insurance – (8.05%)
Life & Health Insurance – (5.07%)
AIA Group Ltd. (Hong Kong)	11,497,590	124,428,512
Ping An Insurance (Group) Co. of China, Ltd. - H (China)	23,747,300	171,532,732
		295,961,244
Property & Casualty Insurance – (2.98%)
Chubb Ltd.	551,020	111,063,591
Loews Corp.	485,279	27,937,512

DAVIS NEW YORK VENTURE FUND	Schedule of Investments - (Continued)
April 30, 2023 (Unaudited)

	Shares/Principal	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (Continued)
Property & Casualty Insurance – (Continued)
Markel Corp. *	25,326	$34,659,391
		173,660,494
		469,621,738
	Total Financials	2,823,241,125
HEALTH CARE – (6.20%)
Health Care Equipment & Services – (3.06%)
Cigna Group	495,989	125,629,054
Quest Diagnostics Inc.	379,790	52,718,650
		178,347,704
Pharmaceuticals, Biotechnology & Life Sciences – (3.14%)
Viatris Inc.	19,664,700	183,471,651
	Total Health Care	361,819,355
INDUSTRIALS – (3.69%)
Capital Goods – (2.12%)
Orascom Construction PLC (United Arab Emirates)	1,446,001	4,868,671
Owens Corning	1,112,981	118,877,501
		123,746,172
Transportation – (1.57%)
DiDi Global Inc., Class A, ADS (China)*	24,056,988	91,416,554
	Total Industrials	215,162,726
INFORMATION TECHNOLOGY – (11.66%)
Semiconductors & Semiconductor Equipment – (10.62%)
Applied Materials, Inc.	2,503,110	282,926,523
Intel Corp.	4,377,580	135,967,635
Texas Instruments Inc.	1,199,610	200,574,792
		619,468,950
Technology Hardware & Equipment – (1.04%)
Samsung Electronics Co., Ltd. (South Korea)	1,236,420	60,509,197
	Total Information Technology	679,978,147
MATERIALS – (4.12%)
OCI N.V. (Netherlands)	2,141,064	56,362,229
Teck Resources Ltd., Class B (Canada)	3,947,622	183,959,185
	Total Materials	240,321,414
TOTAL COMMON STOCK – (Identified cost $3,724,754,164)		5,677,612,241
SHORT-TERM INVESTMENTS – (2.71%)
Nomura Securities International, Inc. Joint Repurchase Agreement, 4.80%, 05/01/23, dated 04/28/23, repurchase value of $43,471,382 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.00%-4.62%, 03/01/28-12/01/50, total market value $44,323,080)	$43,454,000	43,454,000

DAVIS NEW YORK VENTURE FUND	Schedule of Investments - (Continued)
April 30, 2023 (Unaudited)

		Principal	Value
SHORT-TERM INVESTMENTS – (CONTINUED)
	StoneX Financial Inc. Joint Repurchase Agreement, 4.80%, 05/01/23, dated 04/28/23, repurchase value of $114,237,677 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-10.00%, 04/30/23-05/01/53, total market value $116,475,840)	$114,192,000	$114,192,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $157,646,000)		157,646,000
		Total Investments – (100.05%) – (Identified cost $3,882,400,164)	5,835,258,241
		Liabilities Less Other Assets – (0.05%)	(2,648,060)
		Net Assets – (100.00%)	$5,832,610,181

ADR: American Depositary Receipt

ADS: American Depositary Share

*	Non-income producing security.

(a)
Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are fair valued under methods approved by the Board of Directors. The aggregate value of restricted securities amounted to $4,154,373 or 0.07% of the Fund's net assets as of April 30, 2023.

(b)	The value of this security was determined using significant unobservable inputs.

DAVIS NEW YORK VENTURE FUND	Notes to Schedule of Investments
April 30, 2023 (Unaudited)

Security Valuation - The Fund's Board of Directors has designated Davis Selected Advisers, L.P. (“Adviser”), the Fund's investment adviser, as the valuation designee for the Fund. The Adviser has established a Pricing Committee to carry out the day-to-day valuation activities for the Fund. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund’s assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what the Adviser identifies as a significant event occurring before the Fund’s assets are valued, but after the close of their respective exchanges will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Pricing Committee. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser’s portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Pricing Committee may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer’s industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security’s fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

Short-term investments purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

On a quarterly basis, the Board of Directors receives reports of valuation actions taken by the Pricing Committee. On at least an annual basis, the Board of Directors receives an assessment of the adequacy and effectiveness of the Adviser’s process for determining the fair value of the Fund’s investments.

Fair Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

DAVIS NEW YORK VENTURE FUND	Notes to Schedule of Investments - (Continued)
April 30, 2023 (Unaudited)

Security Valuation – (Continued)

Fair Value Measurements - (Continued)

The following is a summary of the inputs used as of April 30, 2023 in valuing the Fund’s investments carried at value:

	Investments in Securities at Value
	Valuation Inputs
		Level 2:	Level 3:
		Other Significant	Significant
	Level 1:	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Common Stock:
Communication Services	$749,075,625	$–	$4,154,373	$753,229,998
Consumer Discretionary	534,769,654	–	–	534,769,654
Consumer Staples	69,089,822	–	–	69,089,822
Financials	2,823,241,125	–	–	2,823,241,125
Health Care	361,819,355	–	–	361,819,355
Industrials	215,162,726	–	–	215,162,726
Information Technology	679,978,147	–	–	679,978,147
Materials	240,321,414	–	–	240,321,414
Short-Term Investments	–	157,646,000	–	157,646,000
Total Investments	$5,673,457,868	$157,646,000	$4,154,373	$5,835,258,241

The following table reconciles the valuation of assets in which significant unobservable inputs (Level 3) were used in determining fair value during the nine months ended April 30, 2023. The net change in unrealized appreciation (depreciation) during the period on Level 3 securities still held at April 30, 2023 was $83,129. The cost of purchases or proceeds from sales may include securities received or delivered through corporate actions or exchanges.

	Beginning Balance at August 1, 2022	Cost of Purchases	Proceeds from Sales	Net Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at April 30, 2023
Investments in Securities:
Common Stock	$4,071,244	$–	$–	$83,129	$–	$–	$–	$4,154,373
Total Level 3	$4,071,244	$–	$–	$83,129	$–	$–	$–	$4,154,373

The following table is a summary of those assets in which significant unobservable inputs (Level 3) were used by the Adviser in determining fair value. Note that these amounts exclude any valuations provided by a pricing service or broker.

	Fair Value at	Valuation	Unobservable		Impact to Valuation from
	April 30, 2023	Technique	Input	Amount	an Increase in Input
Investments in Securities:
Common Stock	$4,154,373	Discounted Cash Flow	Annualized Yield	5.626%	Decrease
Total Level 3	$4,154,373

The significant unobservable input listed in the above table is used in the fair value measurement of common stock, and if changed, would affect the fair value of the Fund’s investments. The “Impact to Valuation from an Increase in Input” represents the change in fair value measurement resulting from an increase in the corresponding input. A decrease in the input would have the opposite effect.

DAVIS NEW YORK VENTURE FUND	Notes to Schedule of Investments - (Continued)
April 30, 2023 (Unaudited)

Federal Income Taxes

At April 30, 2023, the aggregate cost of investments and unrealized appreciation (depreciation) for federal income tax purposes were as follows:

Cost	$3,906,363,703
Unrealized appreciation	2,383,865,049
Unrealized depreciation	(454,970,511)
Net unrealized appreciation	$1,928,894,538

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report